UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 1, 2006 - June 30, 2007

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Item 1: Proxy Voting Record

Fund Name : American Funds Target Date Retirement Series - American Funds 2010 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2015 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2020 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2025 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2030 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2035 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2040 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2045 Target Date Retirement Fund
Fund Name : American Funds Target Date Retirement Series - American Funds 2050 Target Date Retirement Fund

Reporting Period: 07/01/2006 - 06/30/2007

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.
(Registrant)

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: August 29, 2007